Finance Income and Related Cost of Finance (Detail) (Finance Subsidiaries, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Finance Subsidiaries
Segment Reporting Information [Line Items]
Finance income	¥ 526,576	¥ 573,458	¥ 618,811
Finance cost	¥ 293,216	¥ 309,850	¥ 321,491